Executive Bonus Plan - Narrative (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) item	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 03, 2020 USD ($) item
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Number of trading days prior to end of applicable quarter, shares determined upon election by volume-weighted average price | item					10,000
Number of trading days after the end of applicable quarter, shares determined upon election by volume-weighted average price | item	10
Non-deferred incentive bonus threshold for pro rata adjustment					$ 7,500
Bonus plan compensation expense			$ 3,994	$ 4,323
Deferred Bonus
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Company's Management Reported Operating Income (MORI) threshold for bonus plan (up to)	20.00%
Bonus plan compensation expense	$ 26,469	$ 22,036